Annual Fund Operating Expenses	Feb. 26, 2026
InfraCap MLP ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[1]
Other Expenses (as a percentage of Assets):	0.77%	[2],[3]
Expenses (as a percentage of Assets)	1.72%
InfraCap REIT Preferred ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[4]
Expenses (as a percentage of Assets)	0.45%
Virtus InfraCap U.S. Preferred Stock ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[5]
Other Expenses (as a percentage of Assets):	1.31%
Expenses (as a percentage of Assets)	2.11%
Virtus Biotech Clinical Trials ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[6],[7]
Expenses (as a percentage of Assets)	0.65%
Virtus Biotech ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%	[8],[9]
Expenses (as a percentage of Assets)	0.34%
Virtus Newfleet Multi-Sector Bond ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.59%	[10]
Fee Waiver or Reimbursement	(0.09%)	[11]
Net Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Virtus Private Credit Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[12]
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	9.85%
Expenses (as a percentage of Assets)	10.60%	[13]
Virtus Real Asset Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[14]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%
Virtus WMC International Dividend ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[15]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%

[1]	The management fee is structured as a “unified fee,” out of which the Fund’s sub-adviser pays all of the expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the management fee paid to the Fund’s sub-adviser; payments under a 12b-1 plan (if any); brokerage expenses; taxes; interest; litigation expenses; and other non-routine and extraordinary expenses of the Fund.
[2]	Income tax expense is based on estimated amounts for the current fiscal year.
[3]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund’s potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund’s net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended October 31, 2025, the Fund had net operating loss of $6,042,774, accrued $17,325,620 in deferred income tax expense and accrued $32,574,403 in current income tax expense and franchise tax expense.
[4]	The management fee is structured as a “unified fee.” The Fund’s investment adviser has delegated to the Fund’s sub-adviser the obligation to pay all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the management fee paid to the Fund’s adviser; payments under any 12b-1 plan adopted by the Fund; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[5]	The management fee is structured as a “unified fee.” The Fund’s investment adviser has delegated to the Fund’s sub-adviser the obligation to pay all of the ordinary operating expenses of the Fund, except for the management fee paid to the Fund’s adviser; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund; each of which is paid by the Fund.
[6]	The Management Fee has been restated to reflect current fees.
[7]	The management fee is structured as a “unified fee,” out of which the Fund’s adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[8]	The Management Fee has been restated to reflect current fees.
[9]	The management fee is structured as a “unified fee,” out of which the Fund’s adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[10]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[11]	The Fund’s investment adviser, Virtus Investment Advisers, LLC (the “Adviser”) has entered into an expense limitation agreement (“Expense Limitation Agreement”) to limit the Fund’s total operating expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”)) so that such expenses do not exceed 0.49% of the Fund’s average daily net assets through at least
[12]	The management fee is structured as a “unified fee,” out of which the Fund’s adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[13]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[14]	The management fee is structured as a “unified fee,” out of which the Fund’s adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[15]	The management fee is structured as a “unified fee,” out of which the Fund’s adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.